SIGNIFICANT ACCOUNTING POLICIES (Components Of Accumulated Other Comprehensive Income) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning balance	$ 388
Other comprehensive income (loss)	77
Amounts reclassified from accumulated other comprehensive income	(334)
Net current-period other comprehensive loss	(257)	$ (332)	$ (1,349)
Ending balance	131	388
Unrealized gains on marketable securities [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning balance	464
Other comprehensive income (loss)	97
Amounts reclassified from accumulated other comprehensive income	(288)
Net current-period other comprehensive loss	(191)
Ending balance	273	464
Foreign currency translation adjustments [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning balance	(86)
Other comprehensive income (loss)	(28)
Amounts reclassified from accumulated other comprehensive income
Net current-period other comprehensive loss	(28)
Ending balance	(114)	(86)
Unrealized gains (losses) on cash flow hedges [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning balance	10
Other comprehensive income (loss)	8
Amounts reclassified from accumulated other comprehensive income	(46)
Net current-period other comprehensive loss	(38)
Ending balance	$ (28)	$ 10